Benefits offered to team members (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of short-term benefits

	2021	2020	2019

Health care	235,681	197,683	181,466
Private pension	136,851	94,302	90,687
Transport	77,201	66,752	67,761
Feeding	51,240	38,400	35,677
Life insurance	10,324	9,875	7,997
Training	15,723	14,892	26,261
Other	12,546	14,117	12,164
	539,566	436,021	422,013

Schedule of directors approved programs

Program Name	Approval Date	Grant Date	Description	Expected amount for delivery
2018 LTI Program	March 28, 2018	April 6, 2018

LTI Programs’ participants will receive shares held in treasury or acquired through repurchase programs.

If these shares cannot be delivered, the Company may pay participants in cash in an amount corresponding to the share price traded on the stock exchange on the second business day immediately prior to the respective payment date.

(*)
2019 LTI Program	March 13, 2019	March 19, 2019		582 thousand shares
2020 LTI Program	March 19, 2020	April 1, 2020		1,817 thousand shares
2021 LTI Program	May 5, 2021	May 10, 2021		847 thousand shares
(*)	In April 2021, the LTI Program 2018 was fully settled with the delivery of shares in Braskem held in treasury. Consequently, the difference between the historical cost of the shares held in treasury (R$11,507) and the amounts recorded at OCI (R$14,980) was transferred to capital reserve, corresponding to R$3,473.

Schedule of defined benefit obligations

(a)	Amounts in statement of financial position

	2021	2020

Defined benefit
Novamont Braskem America	117,509	113,662
Braskem Idesa	22,960	17,243
Braskem Alemanha and Braskem Holanda	223,193	239,955
	363,662	370,860
Health care
Bradesco saúde	243,706	217,089
Total obligations	607,368	587,949

Fair value of plan assets
Novamont Braskem America	(117,509)	(113,662)
Braskem Alemanha	(2,162)	(2,213)
	(119,671)	(115,875)

Consolidated net balance (non-current liabilities)	487,697	472,074

Change in obligations

(b)	Change in obligations

			2021			2020			2019
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total

Balance at beginning of year	217,089	370,860	587,949	224,852	245,565	470,417	90,679	183,687	274,366
Current service cost	4,817	13,681	18,498	4,678	12,486	17,164	2,698	8,233	10,931
Interest cost	15,692	5,906	21,598	17,097	6,482	23,579	8,663	6,133	14,796
Benefits paid	(10,712)	(7,191)	(17,903)	(5,949)	(7,409)	(13,358)	(5,817)	(4,677)	(10,494)
Change plan								8,068	8,068
Actuarial losses (gain)	16,820	(26,668)	(9,848)	(23,589)	25,803	2,214	128,629	38,437	167,066
Exchange variation		7,074	7,074		87,933	87,933		5,684	5,684
Balance at the end of the year	243,706	363,662	607,368	217,089	370,860	587,949	224,852	245,565	470,417

Change in fair value plan assets

(c)	Change in fair value plan assets

	2021	2020	2019

Balance at beginning of year	115,875	81,342	67,993
Actual return on plan assets	722	15,791	14,329
Employer contributions			285
Benefits paid	(5,301)	(4,973)	(3,966)
Exchange variation	8,375	23,715	2,701
Balance at the end of the year	119,671	115,875	81,342

Amounts recognized in profit and loss

As of December 31, 2021, and 2020, the balance of the fair value of assets is represented by the assets of the Novamont defined benefit plan, which has a level-1 fair value hierarchy.

(d)	Amounts recognized in profit and loss

			2021			2020			2019
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total

Current service cost	4,817	13,681	18,498	4,678	12,486	17,164	2,698	8,233	10,931
Interest cost	15,692	5,906	21,598	17,097	6,482	23,579	8,663	6,133	14,796
Actuarial losses		(24,203)	(24,203)		15,461	15,461		28,936	28,936
	20,509	(4,616)	15,893	21,775	34,429	56,204	11,361	43,302	54,663

Actuarial assumptions

(e)	Actuarial assumptions
															(%)
					2021					2020					2019
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands

Discount rate	5.33	2.90	8.00	1.20	1.20	3.99	2.60	7.25	0.70	0.70	3.60	3.35	7.25	2.00	2.00
Inflation rate	3.00	n/a	4.00	2.00	2.00	3.25	n/a	4.00	2.00	2.00	4.00	n/a	4.00	2.00	2.00
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	5.00	3.00	3.00	n/a	n/a	5.00	3.00	3.00	n/a	n/a	5.00	3.00	3.00
Rate of increase in future pension plan	n/a	n/a	n/a	1.75	1.75	n/a	n/a	n/a	1.75	1.75	n/a	n/a	n/a	1.75	1.75
Aging factor	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a
Duration	14.16	n/a	n/a	n/a	n/a	14.99	n/a	n/a	n/a	n/a	15.32	n/a	n/a	n/a	n/a

Sensitivity analysis

(f)	Sensitivity analysis

	Impact on the defined benefit obligation
	Premise change					Premise increase					Premise reduction
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands
Discount rate	1.0%	1.0%	1.0%	0.3%	0.3%	26,078	15,283	1,752	10,495	558	(31,796)	(12,714)	(2,078)	(11,294)	(599)
Real medical inflation	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	n/a	0.5%	0.5%	n/a	n/a	n/a	13,163	695	n/a	n/a	n/a	(12,415)	(655)
Rate of increase in future pension plan	1.0%	n/a	n/a	0.25%	0.25%	(5,870)	n/a	n/a	6,488	343	6,021	n/a	n/a	(6,296)	(332)
Life expectancy	1.0%	n/a	n/a	1 year	1 year	44,929	n/a	n/a	5,565	294	(35,676)	n/a	n/a	(5,809)	(307)
Mortality rate	n/a	10.0%	n/a	n/a	n/a	n/a	6,455	n/a	n/a	n/a	n/a	(12,714)	n/a	n/a	n/a

										Health insurance - Impact on cost of services and interests costs
										Premise change		Premise increase		Premise reduction
										Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
										services	costs	services	costs	services	costs
Discount rate										1.0%	1.0%	689	32	(879)	79
Life expectancy										1.0%	1.0%	604	3,814	(508)	(3,029)
Rate of increase in future pension plan										1.0%	1.0%	119	498	(122)	(511)